Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,151	$ 13,021
Marketable securities	87,954	5,976
Other accounts receivable	368	155
Total current assets	94,473	19,152
Property and equipment, net	374	491
Total assets	94,847	19,643
Current liabilities
Trade payables	2,346	2,276
Other accounts payable	1,458	1,034
Short-term portion of deferred revenue	0	538
Total current liabilities	3,804	3,848
Stockholders' equity:
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000; Issued and outstanding: 20,912,754 shares as of June 30, 2018; 14,435,161 shares as of December 31, 2017	58	40
Additional paid-in capital	172,824	92,381
Accumulated other comprehensive loss	(29)	(7)
Accumulated deficit	(81,810)	(76,619)
Total stockholders' equity	91,043	15,795
Total liabilities and stockholders' equity	$ 94,847	$ 19,643